Commitments and Contingencies - Narrative (FY) (Details)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	May 26, 2021 USD ($)	Feb. 28, 2021 USD ($) ft² option	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Nov. 30, 2021
Lessee, Lease, Description [Line Items]
Finance lease, term											42 months
Proceeds from financing obligation									$ 302,000	$ 0
Proceeds from loan from PPP									0	895,000
Gain upon debt extinguishment	$ 900,000				$ 0	$ 0	$ 0	$ 905,000	905,000	0
CARES Act, Employee Retention Credit									$ 1,500,000	$ 0
Paycheck Protection Program, CARES Act
Lessee, Lease, Description [Line Items]
Proceeds from loan from PPP				$ 900,000
Fort Lee, New Jersey
Lessee, Lease, Description [Line Items]
Area of office space (in sqft) | ft²					2,105		2,105		2,105
Operating lease, payment per year							$ 100,000		$ 100,000
San Francisco, California
Lessee, Lease, Description [Line Items]
Operating lease, payment per year			$ 13,000
Massachusetts
Lessee, Lease, Description [Line Items]
Area of office space (in sqft) | ft²		6,157
Operating lease, payment per year		$ 200,000
Free rent expense period		4 months
Number of options to extend | option		1
Operating lease, renewal term		3 years
Notice period for option to extend		9 months